INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax provision
Federal	$ 0	$ 0
State	0	0
Foreign	802,364	555,965
Total current tax provision	802,364	555,965
Deferred tax provision
Domestic	0	0
State	0	0
Foreign	(688,354)	(178,430)
Total deferred tax provision	(688,354)	(178,430)
Total current provision	$ 114,010	$ 377,535